CONDENSED CONSOLIDATED STATEMENTS OF OPERATIONS (UNAUDITED) - USD ($)	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2021	Jun. 30, 2020	Jun. 30, 2021	Jun. 30, 2020	Dec. 31, 2020	Dec. 31, 2019
Revenue
Products Sales - Rebar	$ 15,549	$ 593	$ 19,685	$ 2,218	$ 7,161	$ 3,892
Total cost of goods sold	19,493	1,603	20,809	2,222	4,487	105,010
Gross loss	(3,944)	(1,010)	(1,124)	(4)	2,674	(101,118)
OPERATING EXPENSES
Professional fees	79,355	53,016	193,087	162,874	438,749	341,906
Payroll, taxes and benefits	300,683	162,455	554,798	399,886	837,348	865,828
Consulting	117,375	81,875	230,625	98,938	270,525	219,326
General and administrative	950,167	283,034	1,533,937	500,987	1,408,948	2,483,226
Loss on inventory obsolescence					33,062
Total operating expenses	1,469,755	580,380	2,534,622	1,162,685	2,988,632	3,910,286
NET LOSS FROM OPERATIONS	(1,451,524)	(581,390)	(2,513,571)	(1,162,689)	(2,985,958)	(4,011,404)
OTHER INCOME (EXPENSE)
Gain on sale of asset					40,838
Loss (gain) on extinguishment of debt	(3,056,892)	980	(6,743,015)	980	(56,948)
Miscellaneous income	3,116		3,116	70,817	70,817	4,469
Loan forgiveness			124,143
Gain on settlement of payables					293,678	201,617
Impairment of fixed assets						(1,478)
Interest expense	(133,211)	(201,007)	(205,874)	(251,830)	(898,257)	(113,076)
Total other income (expense)	(2,866,950)	(200,027)	(6,477,108)	(180,033)	(549,872)	91,532
Gain on settlement of legal contingency	320,037		344,522
NET LOSS FROM OPERATIONS					(3,535,830)	(3,919,872)
Deemed dividends					(663,501)	(388,932)
NET LOSS	$ (4,318,474)	$ (781,417)	$ (8,990,679)	$ (1,342,722)	$ (4,199,331)	$ (4,308,804)
Net loss per share – basic and diluted	$ (0.019)	$ (0.003)	$ (0.039)	$ (0.007)	$ (0.017)	$ (0.021)
Weighted average number of shares outstanding - basic and diluted	227,837,337	234,917,946	227,115,792	205,202,856	209,163,821	186,607,492